Joint Ventures in E&P Activities - Summary of Joint Production Arrangements (Detail)	12 Months Ended
Dec. 31, 2019 bbl
Disclosure Of Joint Production Arrangements [Line Items]
Location	Santos basin pre-salt
Lula [member]
Disclosure Of Joint Production Arrangements [Line Items]
Field	Lula
Location	Santos basin pre-salt
Petrobras	6750.00%
Operator	Petrobras
Petrobras production portion	768.225
Regime	Concession
Lula [member] | Shell [member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	232.00%
Lula [member] | Petrogal [member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	93.00%
Roncador field [member]
Disclosure Of Joint Production Arrangements [Line Items]
Field	Roncador
Location	Campos basin
Petrobras	75.00%
Operator	Petrobras
Petrobras production portion	144.870
Regime	Concession
Roncador field [member] | Equinor [member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	25.00%
Sapinhoa [member]
Disclosure Of Joint Production Arrangements [Line Items]
Field	Sapinhoá
Location	Santos basin pre-salt
Petrobras	45.00%
Operator	Petrobras
Petrobras production portion	134.666
Regime	Concession
Sapinhoa [member] | Shell [member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	30.00%
Sapinhoa [member] | Repsol Sinopec [member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	25.00%
Albacora Leste [member]
Disclosure Of Joint Production Arrangements [Line Items]
Field	Albacora Leste
Location	Campos basin
Petrobras	90.00%
Operator	Petrobras
Petrobras production portion	20.010
Regime	Concession
Albacora Leste [member] | Repsol Sinopec [member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	10.00%
Mero [member]
Disclosure Of Joint Production Arrangements [Line Items]
Field	Mero
Location	Santos basin pre-salt
Petrobras	40.00%
Operator	Petrobras
Petrobras production portion	17.326
Regime	Production sharing
Mero [member] | Shell [member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	20.00%
Mero [member] | CNODC [member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	10.00%
Mero [member] | CNODC One [member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	10.00%
Mero [member] | Total [member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	20.00%
Papa Terra [member]
Disclosure Of Joint Production Arrangements [Line Items]
Field	Papa-Terra
Location	Campos basin
Petrobras	6250.00%
Operator	Petrobras
Petrobras production portion	10.911
Regime	Concession
Papa Terra [member] | Chevron [member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	375.00%
Manati [member]
Disclosure Of Joint Production Arrangements [Line Items]
Field	Manati
Location	Camamu basin
Petrobras	35.00%
Operator	Petrobras
Petrobras production portion	7.903
Regime	Concession
Manati [member] | Enta Energia S A [member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	45.00%
Manati [member] | Brasoil [member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	10.00%
Manati [member] | Geopark [member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	10.00%
Berbigao [member]
Disclosure Of Joint Production Arrangements [Line Items]
Field	Berbigão
Location	Santos basin pre-salt
Petrobras	4250.00%
Operator	Petrobras
Petrobras production portion	765
Regime	Concession
Berbigao [member] | Shell [member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	25.00%
Berbigao [member] | Petrogal [member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	10.00%
Berbigao [member] | Total [member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	225.00%